Schedule for Fixed Income Securities Based on Contractual Maturities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Amortized cost
Due in one year or less	$ 248,382
Due after one year through five years	887,745
Due after five years through ten years	1,130,051
Due after ten years	4,843,874
Total before asset and mortgage-backed securities	7,110,052
Asset and mortgage-backed securities	1,051,540
Amortized Cost	8,161,592	$ 8,284,148
Fair value
Due in one year or less	249,454
Due after one year through five years	901,528
Due after five years through ten years	1,166,334
Due after ten years	5,042,200
Total before asset and mortgage-backed securities	7,359,516
Asset and mortgage-backed securities	1,055,445
Total fixed maturities	$ 8,414,961	$ 8,198,125